GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area and Major Customer
Revenues:

	Year ended December 31,
	2013	2014	2015

License Revenues

Far East	$2,322	$2,745	$1,433
Germany	2,616	2,893	2,421
Rest of Europe	1,761	3,035	2,127
North and South America	4,254	2,091	1,343
Africa and Middle East	809	447	384

	11,762	11,211	7,708
Service Revenues

Far East	3,259	3,536	3,837
Germany	7,820	6,186	4,881
Rest of Europe	4,370	7,121	4,658
North and South America	1,284	7,435	12,270
Africa and Middle East	562	366	437

	17,295	24,644	26,083

Total revenues	$29,057	$35,855	$33,791

Schedule of Long-Lived Assets within Geographic Areas
The following is a summary of long-lived assets within geographic areas based on the assets' locations:

	Year ended December 31,
	2014	2015

Israel	$127	$113
USA	974	1,239
Other	79	92

Total Long-lived assets:	$1,180	$1,444